Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document And Entity Information
Entity Registrant Name	BINGO.COM LTD.
Entity Central Index Key	0001318482
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		63,877,703
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets
Cash	$ 938,199	$ 1,396,384
Accounts receivable less allowance for doubtful accounts $150,000 (December 31, 2010 - $150,000)	162,937	57,890
Prepaid expenses	10,601	406,557
Total Current Assets	1,111,737	1,860,831
Equipment, net	16,518	26,803
Other assets	18,038	20,009
Domain name rights and intangible assets	2,157,241	2,157,241
Deferred tax asset, less valuation allowance of $141,394 (December 31, 2010 - $139,463)	0	0
Total Assets	3,303,534	4,064,884
Liabilities and Stockholders' Equity
Accounts payable	22,066	12,251
Accrued liabilities	57,538	120,713
Accounts payable and accrued liabilities - related party	11,892	4,473
Total Current Liabilities	91,496	137,437
Stockholders' equity
Common stock, no par value, unlimited shares authorized, 63,877,703 shares issued and outstanding (December 31, 2010 - 63,877,703)	18,237,685	18,233,440
Accumulated deficit	(15,050,227)	(14,330,573)
Accumulated other comprehensive income: Foreign currency translation adjustment	24,580	24,580
Total Stockholders' Equity	3,212,038	3,927,447
Total Liabilities and Stockholders' Equity	$ 3,303,534	$ 4,064,884

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 150,000	$ 150,000
Less valuation allowance for deferred tax asset	$ 141,394	$ 139,463
Common stock, par value	$ 0	$ 0
Common stock, authorized shares	unlimited	unlimited
Common stock, issued shares	63,877,703	63,877,703
Common stock, outstanding shares	63,877,703	63,877,703

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Advertising revenue	$ 17,929	$ 14,764	$ 44,875	$ 80,792
Gaming revenue	398,803	82,745	982,393	1,625,128
Total revenue	416,732	97,509	1,027,268	1,705,920
Operating expenses:
Cost of producing revenue	0	0	0	1,149,738
Depreciation and amortization	1,690	6,420	6,083	32,182
Directors fees	2,500	1,500	9,000	6,000
General and administrative	50,497	70,486	209,681	294,422
Loss on disposal of equipment	0	20,753	9,209	31,919
Salaries, wages, consultants and Benefits	95,641	172,757	643,568	709,668
Selling and marketing	219,578	39,309	877,399	389,308
Stock-based compensation	0	51,893	0	68,967
Total operating expenses	369,906	363,118	1,754,940	2,682,204
Income (loss) before other income (expense) and income taxes	46,826	(265,609)	(727,672)	(976,284)
Other income (expense):
Foreign exchange gain (loss)	(32,229)	18,560	8,283	18,076
Interest and other income	560	1,542	2,386	2,588
Reversal of progressive jackpots provision	0	0	0	193,051
Profit on the sale of subsidiaries	0	0	0	177,832
Profit from sale of US players and related assets	0	0	0	5,000
Income (Loss) before income taxes	15,157	(245,507)	(717,003)	(579,737)
Income tax expense (recovery)	(1)	0	2,651	38,553
Net (loss) income	$ 15,158	$ (245,507)	$ (719,654)	$ (618,290)
Net income (loss) per common share, basic	$ 0	$ 0	$ (0.01)	$ (0.01)
Net income (loss) per common share, diluted	$ 0	$ 0	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	63,877,703	58,861,310	63,877,703	51,629,058
Weighted average common shares outstanding, diluted	63,877,703	58,861,310	63,877,703	51,629,058

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net loss	$ (719,654)	$ (618,290)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,083	32,182
Loss on disposal of equipment	9,209	31,919
Stock-based compensation	0	68,967
Issuance of consultant stock option	4,245	8,489
Reversal of progressive jackpots provision	0	(193,051)
Profit on the sale of subsidiaries	0	(177,832)
Profit from the sale of US players and related assets	0	(5,000)
Changes in operating assets and liabilities:
Accounts receivable	(105,047)	(159,343)
Prepaid expenses	395,956	30,041
Other assets	1,971	24,230
Accounts payable and accrued liabilities	(45,941)	(61,901)
Provision for progressive jackpots	0	5,522
Players float	0	(97,813)
Net cash used in operating activities	(453,178)	(1,111,880)
Cash flows from investing activities:
Acquisition of equipment	(5,007)	(5,068)
Proceeds from sale of US players and related assets	0	5,000
Proceeds on disposal of equipment	0	4,417
Proceeds on the sale of subsidiaries, net of cash sold	0	236,044
Net cash (used in) provided by investing activities	(5,007)	240,393
Cash flows from financing activities:
Private placement	0	2,250,000
Net cash provided by financing activities	0	2,250,000
Change in cash	(458,185)	1,378,513
Cash, beginning of period	1,396,384	557,251
Cash, end of period	938,199	1,935,764
Supplementary information:
Interest paid	0	0
Income taxes paid	5,380	13,579
Shares issued in acquiring domain name rights	$ 0	$ 900,000

Shareholders Equity (Unaudited) (USD $)	Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign currency translation adjustment	Total
Beginning Balance, amount at Dec. 31, 2010	$ 18,233,440	$ (14,330,573)	$ 24,580	$ 3,927,447
Beginning Balance, shares at Dec. 31, 2010	63,877,703
Issuance of consultant stock options	4,245			4,245
Net (loss) income		(719,654)		(719,654)
Ending Balance, amount at Sep. 30, 2011	$ 18,237,685	$ (15,050,227)	$ 24,580	$ 3,212,038
Ending Balance, shares at Sep. 30, 2011	63,877,703

Basis of Presentation	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Basis of Presentation

The accompanying unaudited financial statements have been prepared by Bingo.com, Ltd. ("the Company") in conformity with accounting principles generally accepted in the United States of America ("US GAAP") applicable to interim financial information and with the rules and regulations of the United States Securities and Exchange Commission.  Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed, or omitted, pursuant to such rules and regulations.  In the opinion of management, the unaudited interim financial statements include all adjustments necessary for the fair presentation of the results of the interim periods presented.  All adjustments are of a normal recurring nature, except as otherwise noted below.  These financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2010, included in the Company's Annual Report on Form 10-K, filed March 22, 2011, with the Securities and Exchange Commission.  The results of operations for the interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year.

Continuing operations

These consolidated financial statements have been prepared on the going concern basis, which presumes the realization of assets and the settlement of liabilities in the normal course of operations.  The application of the going concern basis is dependent upon the Company achieving profitable operations to generate sufficient cash flows to fund continued operations, or, in the absence of adequate cash flows from operations, obtaining additional financing.  The Company has reported losses from operations until the quarter ended March 31, 2011 and showed a small profit in the second and third quarters of fiscal 2011, and has an accumulated deficit of  $15,050,227 as at September 30, 2011.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts and settlement of the liability amounts shown in the accompanying balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company's ability to succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Management continues to review operations in order to identify additional strategies designed to generate cash flow, improve the Company's financial position, and enable the timely discharge of the Company's obligations.  If management is unable to identify sources of additional cash flow in the short term, it may be required to further reduce or limit operations.

Summary of significant accounting policies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

(a)     Basis of presentation:

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The financial statements include the accounts of the Company and it's wholly-owned subsidiaries, English Bay Office Management Limited (registered in British Columbia, Canada), Bingo.com N.V. (registered in Curacao, Netherlands Antilles), Coral Reef Marketing Inc. (registered in Anguilla), Bingo.com (Antigua) Inc., Bingo.com (Wyoming) Inc., Bingo Acquisition Corp, the 99% owned subsidiaries, Bingo.com (UK) plc. (registered in the United Kingdom), Bingo.com Services Limited (registered in the United Kingdom) and Bingo.com Operations Limited (registered in Malta). On April 30, 2010, Bingo.com Services Limited and Bingo.com Operations Limited were sold and their accounts are included up to the date of sale of these subsidiaries (Note 3). All inter-company balances and transactions have been eliminated in the consolidated financial statements.

(b)    Use of estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles of the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and recognized revenues and expenses for the reporting periods.

Significant areas requiring the use of estimates include the valuation of long-lived assets, the valuation of shares issued for the purchase of the remaining Domain Name Purchase payments, the collectability of accounts receivable and the valuation of deferred tax assets.  Actual results may differ significantly from these estimates.

(c)     Revenue recognition:

Gaming revenues have been recognized on the basis of total dollars wagered, including bonuses wagered, less commissions on all games less all winnings payable to players.

Advertising revenues have been recognized as the advertising campaign or impressions and clicks are made on the website and when collection of the amounts are reasonably assured. Cash received in advance of the advertising campaigns or impressions and clicks are recorded under unearned revenue.

(d)    Foreign currency:

The consolidated financial statements are presented in United States dollars, the functional currency of the Company. Transaction amounts denominated in foreign currencies are translated at exchange rates prevailing at the transaction dates. Carrying values of monetary assets and liabilities are adjusted at each balance sheet date to reflect the exchange rate at that date. Non-monetary assets and liabilities are translated at the exchange rate on the original transaction date. Gains and losses from restatement of foreign currency monetary and non-monetary assets and liabilities are included in income. Revenues and expenses are translated at the rates of exchange prevailing on the dates such items are recognized in earnings.

(e)  Impairment of long-lived assets and long-lived assets to be disposed of:

During the periods presented, the only long-lived assets reported on the Company's consolidated balance sheet are equipment, other assets, and domain name rights. Long-lived assets and certain identifiable recorded intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount and the fair value less costs to sell.

(f)  Domain name and intangible assets:

The Company has capitalized the cost of the purchase of the domain name Bingo.com and was amortizing the cost over five years from the date of commencement of operations. In 2002, the Company suspended the amortization of the domain name cost in accordance with Accounting Standards Codification (" ASC") 350, where companies are no longer required to amortize indefinite life assets but instead test the indefinite intangible asset for impairment at least annually. The capitalized amount is based on the net present value of the minimum payments permitted under the terms of the purchase agreement. During the year ended December 31, 2010, the Company purchased the remaining Domain Name payments for  $900,000, payable in 6,000,000 common shares of Bingo.com, Ltd., at a value of  $0.15 per share. The domain name is tested for impairment by comparing the future cash flows of the domain name with its carrying value. The Company determined that as a result of level 3 unobservable inputs in accordance with ASC 820, Fair Value Measurements and Disclosures, that the fair value of the domain name exceeded the carrying value and therefore no impairment existed for the periods presented.

 (g) New accounting pronouncements and changes in accounting policy:

In September 2009, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance regarding multiple-deliverable revenue arrangements. This guidance addresses how to separate deliverables and how to measure and allocate consideration to one or more units of accounting. Specifically, the guidance requires that consideration be allocated among multiple deliverables based on relative selling prices. The guidance establishes a selling price hierarchy of (1) vendor-specific objective evidence, (2) third-party evidence and (3) estimated selling price. This guidance is effective for annual periods beginning after June 15, 2010 but may be early adopted as of the beginning of an annual period. The Company has adopted this guidance and it is considered that it does not have a material impact on the Company’s financial reporting and disclosures.

In April 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-13, Compensation - Stock Compensation (Topic 718), amending ASC 718. ASU No. 2010-13 clarifies that a share-based payment award with an exercise price denominated in the currency of a market in which the entity’s equity securities trade should not be classified as a liability if it otherwise qualifies as equity. ASU No. 2010-13 also improves GAAP by improving consistency in financial reporting by eliminating diversity in practice. ASU No. 2010-13 is effective for interim and annual reporting periods beginning after December 15, 2010 (January 1, 2011 for the Company). The Company has adopted ASU No. 2010-09, but it does not have a material impact on the Company’s financial reporting and disclosures.

In December 2010, the FASB issued ASU No. 2010-28 - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This update provides amendments to ASC Topic 350 - Intangibles, Goodwill and Other that requires an entity to perform Step 2 impairment test even if a reporting unit has zero or negative carrying amount. The first step is to identify potential impairments by comparing the estimated fair value of a reporting unit to its carrying value, including goodwill. If the carrying value of a reporting unit exceeds the estimated fair value, a second step is performed to measure the amount of impairment, if any. The second step is to determine the implied fair value of the reporting unit’s goodwill, measured in the same manner as goodwill is recognized in a business combination, and compare that amount with the carrying amount of the goodwill. If the carrying value of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The Company has adopted ASU No. 2010-28 effective January 1, 2011. As a result of this standard, goodwill impairments may be reported sooner than under current practice. The Company does not expect ASU No. 2010-28 to have a material impact on the consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29, which contains updated accounting guidance to clarify the acquisition date that should be used for reporting pro forma financial information when comparative financial statements are issued. This update requires that a company should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This update also requires disclosure of the nature and amount of material, nonrecurring pro forma adjustments. The provisions of this update, which are to be applied prospectively, are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The impact of this update on the Company’s consolidated financial statements will depend on the size and nature of future business combinations and is therefore not expected to have any impact on the Company’s consolidated financial statements for the period ended September 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). The amendments in ASU 2011-04 do not modify the requirements for when fair value measurements apply; rather, they generally represent clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13, Fair Value Measurement. ASU 2011-04 is effective on a prospective basis for interim and annual periods beginning after December 15, 2011, with early adoption not permitted for public entities. In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying ASU 2011-04 and to quantify the total effect, if practicable. The Company is currently evaluating the impact of the adoption of ASU 2011-04 on its financial position, results of operations and disclosures. Adoption of this standard is not expected to have a material impact on the financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). The objective of this update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The amendments in ASU 2011-05 require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the amendments in ASU 2011-05 require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU 2011-05 is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted. The Company is currently evaluating the impact of the adoption of ASU 2011-05 on its financial statements.

In September 2011, the FASB issued ASU No. 2011-08 "Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment ," which amends existing guidance by giving an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If this is the case, a more detailed two-step goodwill impairment test will need to be performed which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. ASU 2011-08 will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not expect the adoption of ASU 2011-08 to have a material impact on the Company's financial statements.

(h) Financial instruments:

(i)  Fair values:

The fair value of accounts receivable, accounts payable, accrued liabilities and accounts payable and accrued liabilities - related party approximate their financial statement carrying amounts due to the short-term maturities of these instruments. Cash is carried at fair value using a level 1 fair value measurement.

In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset.  The Company's cash was measured using Level 1 inputs.

(ii)  Foreign currency risk:

The Company operates internationally, which gives rise to the risk that cash flows may be adversely impacted by exchange rate fluctuations.  The Company has not entered into any forward exchange contracts or other derivative instrument to hedge against foreign exchange risk.

(i)    Reclassification

Certain comparative figures have been reclassified to conform to the presentation adopted in the current period.

Sale of subsidiaries	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Sale of Subsidiaries

Effective April 30, 2010, the Company sold Bingo.com Services Limited and Bingo.com Operations Limited in an arms length transaction for  $250,000 to Emporium Romanum Ltd., a private Maltese company.

The net assets of Bingo.com Services Limited and Bingo.com Operations Limited as at April 30, 2010 were as follows:

April 30, 2010

Assets
Current assets:
Cash	$13,956
Accounts receivable less allowance for doubtful accounts	22,204
Prepaid expenses	37,860
Total Current Assets	74,020

Equipment, net	94,376

Other assets	104,222

Total Assets	$272,618

Liabilities
Current liabilities:
Accounts payable	$37,701
Accrued liabilities	45,595
Provision for progressive jackpots	117,154
Total Current Liabilities	$200,450

Net Assets	$72,168

Proceeds on the sale of subsidiaries	$250,000
Less net assets	(72,168)
Profit on the sale of subsidiaries	$177,832

Sale of US players and related assets	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Sale of US players and related assets

Effective October 12, 2006, the Company, in response to the United States Unlawful Internet Gambling Enforcement Act, sold its United States players and related assets for  $1,200,050, payable by the arms-length purchaser at a variable rate over the subsequent months. There is no set period for repayment and it is interest free. The Company has fully provided for the outstanding amount due. The Company will recognize the profit from the sale of these assets as and when payment is received. During the quarter ended September 30, 2011, the Company collected  $nil (September 30, 2010 -  $nil) in payment for these assets.

During the year ended December 31, 2010, the Company was advised that the purchaser had ceased operations and is in the process of winding up the company. Therefore the Company has determined that  $658,286 will never be recovered.

Amount
Balance remaining December 31, 2009	$774,550

Payments received	(5,000)

Amount deemed irrecoverable and removed from accounts receivable	(658,286)

Balance remaining December 31, 2010	$111,264

Payments received	—

Balance remaining September 30, 2011	$111,264

The amount has been fully provided for as part of allowance for doubtful accounts.

Domain name rights and intangible asset	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Domain name rights and intangible asset

The rights to use the domain name bingo.com were acquired in January of 1999 for a cash payment of  $200,000 and the issuance of 500,000 shares of common stock of the Company at a value of  $2.00 per share. The agreement was signed with Bingo, Inc., an unrelated party at the date of signing of the agreement. Under the terms of the agreement, the Company is required to make quarterly domain name purchase payments to the vendor based on 4% of annual gross revenue (as defined in the agreement), with total minimum payments of  $1,100,000 in the first three years, including the initial cash payment, required over the 99 year period ending December 31, 2098. These minimum payment commitments were completed on June 30, 2002. During the year ended December 31, 2002, the agreement was amended so that the remaining domain name purchase payments to the vendor are made monthly, based on 4% of the preceding month’s gross revenue. During the year ended December 31, 2010, the Company purchased the remaining Domain Name payments for  $900,000, with the issuance of 6,000,000 common shares of the Company, at a value of  $0.15 per share. During the quarter ended September 30, 2011, expense payments of  $nil (September 30, 2010 -  $1,862) were paid in accordance with the amended agreement.

Domain name rights have been capitalized on the balance sheet based on the present value of the future minimum royalty payments. In 2002, the Company suspended the amortization of the domain name in accordance with ASC 350, Intangibles - Goodwill and Others, where companies are no longer permitted to amortize indefinite life intangible assets.

September 30, 2011	Cost	Accumulated amortization	Net book Value

Domain name rights	$2,834,500	$677,259	$2,157,241

December 31, 2010	Cost	Accumulated amortization	Net book Value

Domain name rights	$2,834,500	$677,259	$2,157,241

Stockholder’s Equity	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Stockholder’s Equity

During the quarter ended September 30, 2011, the Company recorded stock based compensation expense of  $nil (September 30, 2010 -  $51,893) but did recognize  $nil (September 30, 2010 -  $2,830) in consulting fees on options vested.

No options were granted or exercised during the period ended September 30, 2011.

During the quarter ended June 30, 2011, 244,692 options expired unexercised.

Commitments	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Commitments

The Company leases office facilities in Vancouver, British Columbia, Canada, The Valley, Anguilla, British West Indies and London, United Kingdom. These office facilities are leased under operating lease agreements. The Canadian operating lease expires on April 30, 2014. The Anguillan operating lease expired on April 1, 2011 but unless 3 month’s notice is given it automatically renews for a future 3 months until notice is given. The United Kingdom lease is leased from a company owned by a current director and officer of the Company. This lease is for 30 days and is automatically renewed with a 30 day notice period.

Minimum lease payments under these operating leases are approximately as follows:

2011	$9,143
2012	17,945
2013	17,945

The Company paid rent expense totaling  $18,086 for the quarter ended September 30, 2011 (September 30, 2010 -  $31,860).

The Company has a management consulting agreement with T.M. Williams (Row), Inc., an Anguilla incorporated company, and Mr. Williams dated August 20, 2001, (the "Williams Agreement"), amended February 28, 2002, in connection with the provision of services to the Company by Mr. Williams. The agreement was amended during the year ended December 31, 2010 to include a consultancy payment of  $11,666 per month payable in arrears. This contract is for the provision of services by Mr. Williams as Executive Chairman of the Company.

Income Tax	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Income Tax

Bingo.com, Ltd. is domiciled in the tax-free jurisdiction of Anguilla, British West Indies. However certain of the Company’s subsidiaries incur income taxation.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at September 30, 2011, and December 31, 2010, are presented below:

	September 30, 2011	December 31, 2010
Deferred tax assets:
Net operating loss carry forwards	$141,394	$139,463

Valuation Allowance	(141,394)	(139,463)
	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets.

Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Related Party Transactions

The Company has a liability of  $nil (December 31, 2010 -  $3,860), to a company owned by a current director and officer of the Company for payment of services rendered and expenses incurred by the current director and officer of the Company.

The Company has a liability of  $2,392 (December 31, 2010 -  $113), to a director and officer of the Company for payment of services rendered and expenses incurred by the director and officer of the Company.

Payments made to Bingo, Inc. in relation to the domain name purchase payment totaled  $nil during the quarter ended September 30, 2011 (September 30, 2010 -  $1,862). During the year ended December 31, 2010, the Company acquired the remaining Domain Name Purchase payments for 6,000,000 common shares at a value of  $0.15 per share for a total value of  $900,000.

The Company has a liability of  $9,500 (December 31, 2010 -  $500), to independent directors of the Company for payment of services rendered.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related party.

Segmented information	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Segmented information

Revenue

The Company operates in one reportable business segment, the business of marketing games and entertainment based on the game of bingo through its Internet portal, bingo.com, supported mainly by the revenue generated from the deposits received for the games for money and selling advertising on the website. The revenue for the quarter ended September 30, 2011 and 2010, has been derived primarily from the revenue generated from the deposits received for the games for money. Through its Internet portal, bingo.com, supported mainly by the revenue generated from the deposits received for the games for money and selling advertising on the website. The revenue for the quarter ended September 30, 2011 and 2010, has been derived primarily from the revenue generated from the deposits received for the games for money.

 The Company had the following revenue by geographical region.

	Nine Months ended September 30, 2011	Nine Months ended September 30, 2010	Three Months ended September 30, 2011	Three Months ended September 30, 2010

Gaming revenue
Western Europe	$171,226	$1,419,136	$61,468	$40,776
Central, Eastern and Southern Europe	26,912	50,726	6,100	4,527
Nodics	770,612	114,479	325,547	28,745
Other	13,643	40,787	5,688	8,697
Total gaming revenue	$982,393	$1,625,128	$398,803	$82,745

Advertising revenue
Nodics	$6,896	$1,353	$4,680	$857
Other	37,979	79,439	13,249	13,907
Total advertising revenue	$44,875	$80,792	$17,929	$14,764

Total revenue
Western Europe	$171,226	$1,419,136	$61,468	$40,776
Central, Eastern and Southern Europe	26,912	50,726	6,100	4,527
Nodics	777,508	115,832	330,227	29,602
Other	51,622	120,226	18,937	22,604
Total revenue	$1,027,268	$1,705,920	$416,732	$97,509

Equipment

The Company’s equipment is located as follows:

Net Book Value	September 30, 2011	December 31, 2010

Anguilla	$1,472	$1,963
Canada	9,258	17,012
United Kingdom	1,908	2,544
United States of America	3,880	5,284
	$16,518	$26,803

Concentrations	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Concentrations

Major customers

For the quarter ended September 30, 2011, there was no single player on the gaming site who had wagered more than 10% of the total gaming revenue.

In accordance with the Unibet Partner Program, Unibet is required to process all the payments to the website www.bingo.com. They collect all the deposits and process withdrawal requests by our players. Any revenue (i.e. wagers less winnings) that is collected by them is paid across to us after they have deducted their commission.

Therefore the Company is reliant on Unibet to provide contracted services pursuant to its Partner Program. These services include the supply and operation of the games (i.e. Bingo and Slots); the development and maintenance of the website, customer support to our players playing on our website www.bingo.com, processing all deposits and collection of those funds and processing all withdrawal requests. The Company has a receivable from Unibet of  $150,048 as at September 30, 2011 (December 31, 2010 -  $34,857). The significant increase in this receivable compared to September 30, 2010, is due to the increase in revenue by the Company.

During the quarters ended September 30, 2011 and 2010, the Company offered limited advertising. Therefore there were no advertising sales representing more than 10% of the total sales.

Concentrations of Credit Risk	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with high quality financial institutions and limits the amount of credit exposure with any one institution.

The Company currently maintains a substantial portion of its day-to-day operating cash balances at financial institutions. At September 30, 2011, the Company had total cash balances of  $938,199 (December 31, 2010 -  $1,396,384) at financial institutions, where  $537,575 (December 31, 2010 -  $771,396) is in excess of federally insured limits. The Company has concentrations of credit risk with respect to accounts receivable, as large amounts of its accounts receivable are concentrated geographically in the United Kingdom amongst a small number of customers.

As of September 30, 2011, the Company had one customer totaling  $150,048, who accounted for total accounts receivable greater than 10%. As of December 31, 2010, the Company had two customers, totaling  $34,857 and  $16,073 who accounted for greater than 10% of the total accounts receivable.

The Company controls credit risk through monitoring procedures and receiving prepayments of cash for services rendered. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable.